Capital and Other Components of Equity - Summary of Warrants (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	10,562,770	1,925,929	497,355	497,355
Warrants amount	$ 1,444,058	$ 5,570,530	$ 1,641,942	$ 10,462,137
Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	673,784	176,429	176,429	176,429	176,429
Number of warrants exercisable	673,784	176,429	176,429	147,858
Warrants amount	$ 6,117,600	$ 6,079,890		$ 5,900,973
Warrants | Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	57,143	57,143		57,143
Number of warrants exercisable	57,143	57,143		28,572
Warrants amount	$ 1,630,210	$ 1,630,210		$ 1,451,293
Warrants | Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	119,286	119,286		119,286
Number of warrants exercisable	119,286	119,286		119,286
Warrants amount	$ 4,449,680	$ 4,449,680		$ 4,449,680